Deferred Court Costs, Net (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Court Costs
Deferred Court Costs for the deferral period consist of the following as of the dates presented (in thousands):

	December 31, 2017	December 31, 2016
Court costs advanced	$743,584	$654,356
Court costs recovered	(299,606)	(261,243)
Court costs reserve	(364,015)	(327,926)
Deferred court costs	$79,963	$65,187

Schedule of Court Cost Reserve
A roll forward of the Company’s court cost reserve is as follows (in thousands):

	December 31, 2017	December 31, 2016	December 31, 2015
Balance at beginning of period	$(327,926)	$(318,784)	$(279,572)
Provision for court costs	(82,702)	(67,850)	(82,593)
Net down of reserve after deferral period	50,743	53,527	42,745
Effect of foreign currency translation	(4,130)	5,181	636
Balance at end of period	$(364,015)	$(327,926)	$(318,784)